CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Average contractual duration at inception of contracts	68 months	67 months
Weighted average interest rate (percent)	8.30%	7.80%
Payment Guarantee
Disclosure of financial assets [line items]
Guarantees through third parties	€ 225,438	€ 236,910
Bottom of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Bottom of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	30 days
Top of range
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days
Top of range | Dealers
Disclosure of financial assets [line items]
Typical duration of payments due from customers	40 days